Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares Value
Common Stocks - 100 .0%
Aerospace & Defense - 0 .7%
Howmet Aerospace, Inc. 597 $ 124,224
Broadline Retail - 8 .2%
Alibaba Group Holding Ltd. (ADR) 912 154,639
Amazon.com, Inc.* 3,262 780,596
MercadoLibre, Inc.* 195 418,819
1,354,054
Capital Markets - 0 .9%
Blackstone, Inc. 645 91,861
Coinbase Global, Inc. - Class A* 260 50,632
142,493
Communications Equipment - 1 .3%
Arista Networks, Inc.* 769 108,998
Lumentum Holdings, Inc.* 285 111,675
220,673
Electric Utilities - 1 .0%
Constellation Energy Corp. 605 169,812
Electrical Equipment - 2 .9%
Eaton Corp. plc 453 159,193
GE Vernova, Inc. 148 107,503
Vertiv Holdings Co. - Class A 1,129 210,197
476,893
Electronic Equipment, Instruments & Components - 1 .8%
Amphenol Corp. - Class A 2,054 295,940
Entertainment - 0 .7%
Spotify Technology SA* 222 111,078
Health Care Equipment & Supplies - 1 .4%
Intuitive Surgical, Inc.* 451 227,403
Hotels, Restaurants & Leisure - 0 .4%
DoorDash, Inc. - Class A* 336 68,752
Independent Power and Renewable Electricity Producers - 1 .3%
Vistra Corp. 1,393 220,582
Insurance - 2 .2%
Progressive Corp. (The) 1,727 359,216
Interactive Media & Services - 7 .2%
Alphabet, Inc. - Class C 2,560 866,637
Meta Platforms, Inc. - Class A 460 329,590
1,196,227
IT Services - 2 .9%
Cloudflare, Inc. - Class A* 351 62,250
CoreWeave, Inc. - Class A* 305 28,423
Shopify, Inc. - Class A* 955 125,324
Snowflake, Inc. - Class A* 1,347 259,567
475,564
Machinery - 1 .9%
Deere & Co. 582 307,296
Pharmaceuticals - 0 .8%
Eli Lilly & Co. 122 126,532
Semiconductors & Semiconductor Equipment - 47 .6%
ASML Holding NV (Registered) (ADR) 80 113,840
Broadcom, Inc. 2,776 919,689
Credo Technology Group Holding Ltd.* 269 33,700
KLA Corp. 307 438,378
Lam Research Corp. 2,414 563,572
Micron Technology, Inc. 1,149 476,697

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Nova Ltd.* 425 $ 194,582
NVIDIA Corp. 12,682 2,423,911
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 8,175 2,702,328
7,866,697
Software - 16 .2%
AppLovin Corp. - Class A* 536 253,587
Atlassian Corp. - Class A* 794 93,835
Cadence Design Systems, Inc.* 1,483 439,502
Datadog, Inc. - Class A* 599 77,463
Intuit, Inc. 514 256,445
Microsoft Corp. 1,722 740,959
Nebius Group NV - Class A* 2,454 209,056
Netskope, Inc. - Class A* 26 386
Oracle Corp. 829 136,437
Samsara, Inc. - Class A* 2,808 78,764
ServiceTitan, Inc. - Class A* 505 39,562
Via Transportation, Inc. - Class A* 814 18,926
Workday, Inc. - Class A* 1,934 339,668
2,684,590
Wireless Telecommunication Services - 0 .6%
SoftBank Group Corp. (ADR) 7,762 107,193
Total Common Stocks (cost $15,328,684) 16,535,219
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $1,552) 1,552 1,552
Total Investments (total cost $ 15,330,236 ) - 100 .0% 16,536,771
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (7,471)
Net Assets - 100.0% $16,529,300
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 12,146,884 73 .4%
Taiwan 2,702,328 16 .3
Uruguay 418,819 2 .5
Netherlands 322,896 2 .0
Israel 194,582 1 .2
Ireland 159,193 1 .0
Hong Kong 154,639 0 .9
Canada 125,324 0 .8
Sweden 111,078 0 .7
Japan 107,193 0 .6
Australia 93,835 0 .6
Total $16,536,771 100 .0%

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 80,058 $ 860,259 $ (938,766) $ 7 $ (6) $ 1,552 1,552 $ 231
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
– 911,382 (911,382) – – – – 391
Δ
Total Affiliated
Investments - 0.0% $– $1,771,641 $(1,850,148) $7 $(6) $1,552 $622

Janus Henderson Global Artificial Intelligence ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 16,535,219 $ — $ — $ 16,535,219
Investment Companies — 1,552 — 1,552
Total Assets $ 16,535,219 $ 1,552 $ — $ 16,536,771

Janus Henderson Global Artificial Intelligence ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Global Artificial Intelligence ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71373 03-26